Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	105 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Apr. 07, 2016
C000166588 Conservative Portfolio [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Protective Life Dynamic Allocation Series - Conservative Portfolio
Account Value	$ 13,941	$ 13,941	$ 13,941	$ 13,005	$ 11,670	$ 14,009	$ 12,885	$ 12,449	$ 11,321	$ 11,551	$ 10,280	$ 10,000
Average Annual Return, Percent	7.20%	2.29%	3.88%
C000166589 Moderate Portfolio [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Protective Life Dynamic Allocation Series - Moderate Portfolio
Account Value	$ 15,211	$ 15,211	$ 15,211	13,930	12,270	14,890	13,257	12,996	11,753	12,038	10,430	10,000
Average Annual Return, Percent	9.20%	3.20%	4.92%
C000166590 Growth Portfolio [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Protective Life Dynamic Allocation Series - Growth Portfolio
Account Value	$ 18,245	$ 18,245	$ 18,245	15,984	13,507	16,793	13,903	14,208	12,686	13,166	10,720	10,000
Average Annual Return, Percent	14.15%	5.13%	7.13%
MSCI All Country World Index S M S000052998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Account Value	$ 25,141	$ 25,141	$ 25,141	21,399	17,511	21,450	18,095	15,565	12,295	13,573	10,948	10,000
Average Annual Return, Percent	17.49%	10.06%	11.13%
MSCI All Country World Index S M S000052999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Account Value	$ 25,141	$ 25,141	$ 25,141	21,399	17,511	21,450	18,095	15,565	12,295	13,573	10,948	10,000
Average Annual Return, Percent	17.49%	10.06%	11.13%
MSCI All Country World Index S M S000053000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Account Value	$ 25,141	$ 25,141	$ 25,141	21,399	17,511	21,450	18,095	15,565	12,295	13,573	10,948	10,000
Average Annual Return, Percent	17.49%	10.06%	11.13%
Protective Life Conservative Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Protective Life Conservative Allocation Index
Account Value	$ 16,952	$ 16,952	$ 16,952	15,532	13,661	16,163	14,940	13,263	11,277	11,817	10,425	10,000
Average Annual Return, Percent	9.14%	5.03%	6.23%
Protective Life Moderate Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Protective Life Moderate Allocation Index
Account Value	$ 19,160	$ 19,160	$ 19,160	$ 17,169	$ 14,774	$ 17,652	$ 15,870	$ 13,934	$ 11,582	$ 12,321	$ 10,581	$ 10,000
Average Annual Return, Percent	11.60%	6.58%	7.73%